Goodwill and Intangible Assets - Summary of Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill	$ 176,981	$ 157,210
Additions	0
Acquisition of franchises		19,771
Goodwill	176,981	176,981
Franchise [Member]
Goodwill [Line Items]
Goodwill	16,938	16,938
Additions	0
Goodwill	16,938	16,938
Corporate-owned Stores [Member]
Goodwill [Line Items]
Goodwill	67,377	47,606
Additions	0
Acquisition of franchises		19,771
Goodwill	67,377	67,377
Equipment [Member]
Goodwill [Line Items]
Goodwill	92,666	92,666
Additions	0
Goodwill	$ 92,666	$ 92,666